UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                       OPPENHEIMER STRATEGIC BOND FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.5%
-------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 2.91%, 4/20/08 1,2                                                                $     200,000    $     200,000
-------------------------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06                                                            88,093           87,996
-------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                                          461,656          460,464
Series 2005-A, Cl. A2, 3.65%, 12/26/07                                                          810,000          809,017
-------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts., Series
2004-2, Cl. A3, 3.58%, 1/15/09                                                                  740,000          728,197
-------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                           57,048           56,940
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                                                        293,698          291,983
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 1                                                        250,000          250,000
-------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity Mtg.
Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                                           38,008           37,952
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                                          160,852          160,582
Series 2003-3, Cl. 1A2, 1.93%, 5/25/18                                                          100,997          100,840
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                                         461,786          460,423
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                        150,000          149,079
Series 2004-1, Cl. 2A1, 2.96%, 9/25/21 2                                                        113,625          113,696
-------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                                           124,699          125,314
-------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series 2004-DFS,
Cl. A2, 2.66%, 11/20/06 1                                                                       550,000          546,170
-------------------------------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed Certificates,
Series 2003-1, Cl. A2, 2.35%, 4/20/27                                                           166,821          166,446
-------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                                          690,000          704,181
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                                          530,000          531,174
-------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg.
Obligations, Series 2003-3, Cl. AF1, 2.97%, 8/25/33 2                                            82,999           83,053
-------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card Asset-Backed
Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 1                                         500,000          516,455
-------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                                            142,433          142,746
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                                           272,488          273,990
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                                           274,150          273,926
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                                          579,883          578,708
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                          1,040,000        1,035,482
Series 2005-A, Cl. A2, 3.17%, 9/8/07 1                                                          920,000          917,238
-------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series
2000-A, Cl. B, 8/15/25 1,3,4                                                                  1,820,063            9,100
-------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates, Series
2004-3, Cl. AF2, 3.80%, 7/25/34                                                                 130,000          128,709
-------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                          898,359          895,414
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                          550,000          545,157
-------------------------------------------------------------------------------------------------------------------------


1            |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts., Series 2003-3,
Cl. A1, 1.50%, 1/15/08                                                                    $     287,644    $     286,890
-------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                                           143,985          143,867
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                           298,231          297,737
Series 2005-1, Cl. A2, 3.21%, 5/21/07 1                                                         360,000          359,058
-------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series 2003-2, Cl
A2, 1.56%, 12/18/06                                                                              77,455           77,386
-------------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                          138,904          138,830
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                           106,882          106,841
-------------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                                           284,085          283,291
-------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD,
8.75%, 1/25/29 1                                                                                 66,744           17,812
-------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2004-A, Cl. A2,
2.55%, 1/15/07                                                                                  480,000          477,729
-------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                           81,663           81,865
Series 2003-B, Cl. A3, 1.51%, 8/15/07                                                            97,482           96,715
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                           325,512          324,443
-------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations, Series 2004-3,
Cl. A2, 3%, 11/25/34 1,2                                                                        234,556          234,740
-------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 1                                                     200,000          197,619
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                                        150,000          148,366
Series 2005-2, Cl. A F2, 4.415%, 4/25/35                                                        240,000          240,000
-------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations, Mtg.
Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                           1,234,903        1,245,065
-------------------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations,
Series 2002-B, Cl. A4, 4.39%, 5/15/09                                                         1,084,018        1,089,109
-------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                           46,379           46,377
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                           696,663          695,057
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                           610,000          608,412
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                           490,000          487,921
-------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                           640,000          636,450
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                           580,000          579,346
-------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable Certificates,
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                                           140,738          140,555
-------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B, Cl. A2,
2.40%, 5/21/07                                                                                  460,000          458,011
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations, Series
2004-2, Cl. AI1B, 2.94%, 9/25/18                                                                839,007          832,440
-------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                                          143,730          143,626
Series 2003-1, Cl. A3B, 1.99%, 5/15/07                                                          220,000          218,108
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                          620,000          616,690
                                                                                                           --------------
Total Asset-Backed Securities (Cost $24,624,289)                                                              22,690,788


2            |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--12.9%
-------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates, Series
1997-D4, Cl. B1, 7.525%, 4/14/29                                                          $     375,000    $     422,325
-------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42                                           560,000          547,821
-------------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                          866,071          879,052
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                          691,484          710,932
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                         409,997          410,305
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34 2                                                       209,714          209,430
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                          280,000          280,287
-------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations:
Series 2004-J9, Cl. 1A1, 3.03%, 10/25/34 2                                                      583,453          584,089
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                         965,449          985,640
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 9/1/24-10/1/34                                                                            6,856,041        7,041,492
6.50%, 8/1/32                                                                                 1,013,747        1,054,173
7%, 3/1/31-10/1/31                                                                            1,046,609        1,103,300
7%, 6/1/35 5                                                                                    737,000          775,693
11%, 11/1/14                                                                                     59,963           64,847
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                         100,130          100,120
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                              107,967          108,494
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                             331,492          343,722
Series 2080, Cl. Z, 6.50%, 8/15/28                                                              209,449          216,729
Series 2387, Cl. PD, 6%, 4/15/30                                                                410,998          421,866
Series 2466, Cl. PD, 6.50%, 4/15/30                                                              43,367           43,408
Series 2498, Cl. PC, 5.50%, 10/15/14                                                             44,801           45,118
Series 2500, Cl. FD, 3.31%, 3/15/32 2                                                           124,396          124,908
Series 2526, Cl. FE, 3.21%, 6/15/29 2                                                           155,001          155,860
Series 2550, Cl. QK, 4.50%, 4/15/22                                                             175,337          175,696
Series 2551, Cl. FD, 3.21%, 1/15/33 2                                                           123,920          124,925
Series 2583, Cl. KA, 5.50%, 3/15/22                                                             923,314          934,505
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. B, 4.61%, 7/1/26 6                                                              398,117           81,104
Series 192, Cl. IO, 10.937%, 2/1/28 6                                                           103,016           20,792
Series 200, Cl. IO, 10.725%, 1/1/29 6                                                           126,874           26,441
Series 205, Cl. IO, 5.337%, 9/1/29 6                                                            584,724          112,457
Series 2074, Cl. S, 15.01%, 7/17/28 6                                                           132,366           16,561
Series 2079, Cl. S, 14.954%, 7/17/28 6                                                          207,869           25,315
Series 208, Cl. IO, (24.24)%, 6/1/30 6                                                          660,052          122,812
Series 2526, Cl. SE, 20.651%, 6/15/29 6                                                         289,785           25,805
Series 2920, Cl. S, 30.867%, 1/15/35 6                                                        2,692,848          150,261
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 2/1/18-4/1/35 5                                                                          20,776,210       20,523,079
5.50%, 3/1/33-1/1/34                                                                          4,905,829        4,923,603


3            |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
5.50%, 4/1/20-4/1/35 5                                                                    $  22,341,000    $  22,526,116
6%, 9/1/24                                                                                    1,047,876        1,078,214
6%, 4/1/20-4/1/35 5                                                                           8,461,000        8,688,583
6.50%, 5/1/29-10/1/30                                                                           322,575          336,042
6.50%, 4/1/35 5                                                                              15,958,000       16,561,404
7%, 10/1/32-8/1/34                                                                            1,781,815        1,878,937
7%, 4/1/35 5                                                                                    675,000          711,281
7.50%, 8/1/25-2/1/27                                                                            279,827          300,571
8.50%, 7/1/32                                                                                    25,539           27,735
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real
Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                              104,564          104,816
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                              223,927          226,186
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                              222,910          227,231
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                              172,385          174,380
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                               72,219           73,202
Trust 2002-77, Cl. WF, 3.234%, 12/18/32 2                                                       195,548          196,880
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                           283,283          283,411
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                              980,000          969,587
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                               66,738           66,776
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                             630,000          625,367
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real
Estate Mtg. Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 319, Cl. 2, 3.929%, 2/1/32 6                                                              253,069           56,739
Trust 2002-28, Cl. SA, 15.584%, 4/25/32 6                                                       154,050           13,340
Trust 2002-38, Cl. SO, 15.955%, 4/25/32 6                                                       838,633           52,139
Trust 2002-48, Cl. S, 14.324%, 7/25/32 6                                                        247,329           22,602
Trust 2002-52, Cl. SL, 14.518%, 9/25/32 6                                                       154,795           14,191
Trust 2002-56, Cl. SN, 16.61%, 7/25/32 6                                                        339,862           31,459
Trust 2002-77, Cl. IS, 13.641%, 12/18/32 6                                                    1,428,783          132,979
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 214, Cl. 2, 6.978%, 3/1/23 6                                                            1,612,261          313,927
Trust 221, Cl. 2, 2.55%, 5/1/23 6                                                               181,738           35,431
Trust 240, Cl. 2, 9.596%, 9/1/23 6                                                              312,915           64,554
Trust 301, Cl. 2, 1.893%, 4/1/29 6                                                              769,340          162,689
Trust 313, Cl. 2, (22.689)%, 7/1/31 6                                                           846,641          191,072
Trust 321, Cl. 2, 3.31%, 3/1/32 6                                                             1,114,053          256,135
Trust 324, Cl. 2, (3.12)%, 6/1/32 6                                                           1,943,762          430,488
Trust 329, Cl. 2, 7.239%, 1/1/33 6                                                            1,513,976          361,622
Trust 333, Cl. 2, 8.43%, 3/1/33 6                                                               775,488          187,111
Trust 2001-63, Cl. SD, 18.776%, 12/18/31 6                                                      273,018           26,586
Trust 2001-68, Cl. SC, 18.639%, 11/25/31 6                                                      199,690           20,263
Trust 2001-81, Cl. S, 17.217%, 1/25/32 6                                                        270,367           24,936
Trust 2002-77, Cl. SH, 22.769%, 12/18/32 6                                                      339,578           33,264
Trust 2002-9, Cl. MS, 14.197%, 3/25/32 6                                                        331,741           31,850
Trust 2005-40, Cl. SA, 0%, 5/25/35 5,6                                                        8,000,000          466,250
Trust 2005-40, Cl. SB, 0%, 5/25/35 5,6                                                        1,400,000           81,594


4            |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.751%, 4/29/39 1,2                                              $     350,000    $     353,773
-------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial Mtg.
Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                       360,000          379,490
-------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                         390,000          386,901
Series 2005-C1, Cl. A3, 4.578%, 6/10/48                                                         220,000          216,109
-------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations,
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                        360,000          353,247
-------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                           264,421          276,883
-------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
Series 1998-C1, Cl. F, 7.077%, 5/15/30 2                                                      1,800,000        1,828,559
-------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
4.125%, 11/20/25 2                                                                               16,946           17,258
7%, 3/15/28-7/15/28                                                                             910,030          963,902
7.50%, 2/15/27                                                                                  126,408          135,862
8%, 11/15/25-5/15/26                                                                            136,937          147,772
-------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 1998-19, Cl. SB, 13.754%, 7/16/28 6                                                      420,006           51,872
Series 1998-6, Cl. SA, 12.154%, 3/16/28 6                                                       251,346           28,289
Series 2001-21, Cl. SB, 12.767%, 1/16/27 6                                                    2,051,073          172,484
-------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates, Series 2005-G G3, Cl. A2, 4.305%, 8/10/42                                         500,000          492,617
-------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:                     406,040          395,077
Series 2004-C1, Cl. A1, 3.659%, 10/10/28
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                        250,000          249,666
-------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 04-12, Cl
3A1, 4.513%, 12/25/34 1,2                                                                       848,424          847,401
-------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                          1,047,467        1,071,750
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
Series 1995-C2, Cl. D, 7.104%, 6/15/21 2                                                        155,355          157,381
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. F, 7.442%, 2/15/28 2,7                                                      162,744          151,880
Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                                         390,000          266,575
-------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                         420,000          445,160
-------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                   556,000          625,183
-------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1996-C1, Cl. F, 8.421%, 1/20/28 1,2                                      1,000,000          823,125
-------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                                        750,000          739,950
Series 2005-C17, Cl. A2, 4.763%, 3/15/42                                                        820,000          821,698
-------------------------------------------------------------------------------------------------------------------------


5            |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2 A1, 4.545%, 1/25/35 2                                               $   1,155,534    $   1,156,665
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                                                       794,143          795,897
Series 2004-W, Cl. A2, 4.623%, 11/25/34 2                                                       420,413          420,240
                                                                                                           --------------
Total Mortgage-Backed Obligations (Cost $117,616,931)                                                        116,733,573

-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--8.2%
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.58%, 1/31/07 8                                                      4,000,000        3,719,364
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 [EUR]                                   1,090,000        1,451,817
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                                               5,125,000        5,109,712
6.875%, 9/15/10                                                                               4,420,000        4,914,505
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.80%, 5/27/05                                                                                1,390,000        1,387,395
3.01%, 6/2/06                                                                                 1,400,000        1,384,561
4.25%, 7/15/07                                                                                4,115,000        4,130,950
6.625%, 9/15/09                                                                               8,000,000        8,699,872
7.25%, 1/15/10-5/15/30                                                                        5,765,000        6,577,064
-------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS, 5.16%, 1/15/21 8                                             6,510,000        2,934,213
-------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                                                                  330,000          421,112
Series A, 6.79%, 5/23/12                                                                      9,663,000       10,898,637
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28                                                                                1,034,000        1,123,587
7.25%, 5/15/16                                                                                1,670,000        2,048,425
8.875%, 8/15/17 9                                                                             1,630,000        2,266,784
9.25%, 2/15/16                                                                                  208,000          290,355
STRIPS, 4.20%, 2/15/11 8                                                                        900,000          701,847
STRIPS, 4.60%, 2/15/16 8                                                                        491,000          294,414
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.50%, 10/31/06                                                                               6,165,000        6,054,227
2.50%, 9/30/06 10                                                                             5,430,000        5,339,221
2.75%, 8/15/07                                                                                  525,000          512,101
2.75%, 7/31/06 9                                                                              3,839,000        3,797,163
                                                                                                           --------------
Total U.S. Government Obligations (Cost $74,807,067)                                                          74,057,326

-------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--27.1%
-------------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.0%
Argentina (Republic of) Bonds:
2.352%, 5/3/05 2                                                                                 56,000           55,685
3.01%, 8/3/12 2                                                                               7,735,000        6,521,433
Series PRE8, 2%, 1/3/10 1,3,4 [ARP]                                                           1,980,000        1,074,445
Series PR12, 2%, 1/3/16 1,3,4 [ARP]                                                           1,335,300          630,733
-------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Bonds, 5.83%, 12/31/33 [ARP]                              937,363          290,892
-------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas, Series
PBA1, 4/1/07 1,3,4 [ARP]                                                                         53,154           21,035
                                                                                                           --------------
                                                                                                               8,594,223

-------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--0.7%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]                          8,300,000        6,469,401


6            |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
AUSTRIA--0.7%
Austria (Republic of) Bonds, 6.25%, 7/15/27 [EUR]                                             3,480,000    $   5,916,492
-------------------------------------------------------------------------------------------------------------------------
BELGIUM--0.6%
Belgium (Kingdom of) Bonds:
Series 26, 6.25%, 3/28/07 [EUR]                                                               3,255,000        4,520,704
Series 28, 5.75%, 3/28/08 [EUR]                                                                 755,000        1,062,772
                                                                                                           --------------
                                                                                                               5,583,476

-------------------------------------------------------------------------------------------------------------------------
BRAZIL--1.6%
Brazil (Federal Republic of) Bonds:
8.75%, 2/4/25                                                                                 2,860,000        2,688,400
10.50%, 7/14/14                                                                                 725,000          799,313
Series 15 yr., 3.125%, 4/15/09 2                                                                 13,236           12,971
-------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr., 8%,
4/15/14                                                                                      10,265,601       10,195,025
-------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%, 8/17/40                                  998,000        1,112,022
                                                                                                           --------------
                                                                                                              14,807,731

-------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                                  800,000          972,000
8.25%, 1/15/15 7                                                                                800,000          972,000
                                                                                                           --------------
                                                                                                               1,944,000

-------------------------------------------------------------------------------------------------------------------------
CANADA--0.2%
Canada (Government of) Bonds, 5%, 6/1/14 [CAD]                                                2,310,000        2,006,759
-------------------------------------------------------------------------------------------------------------------------
CAYMAN ISLANDS--0.0%
Ivory Coast (Government of) Past Due Interest Bonds, 3/29/18 1,3,4 [FRF]                      2,194,500           70,472
-------------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.6%
Colombia (Republic of) Bonds, 12%, 10/22/15 [COP]                                         3,586,000,000        1,453,840
-------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                                         4,244,240,000        1,788,878
-------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27                                     615,000          568,875
-------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Nts., 11.375%, 1/31/08 [EUR]                             1,125,000        1,668,622
                                                                                                           --------------
                                                                                                               5,480,215

-------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Bonds, Series REGS, 9.04%, 1/23/13                                           720,000          657,000
-------------------------------------------------------------------------------------------------------------------------
ECUADOR--0.2%
Ecuador (Republic of) Unsec. Bonds, 8%, 8/15/30 2                                             1,810,000        1,642,575
-------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 7                                              590,000          607,700
-------------------------------------------------------------------------------------------------------------------------
FINLAND--0.0%
Finland (Republic of) Sr. Unsec. Unsub. Bonds, 2.75%, 7/4/06 [EUR]                              220,000          286,677
-------------------------------------------------------------------------------------------------------------------------
FRANCE--1.7%
France (Government of) Obligations Assimilables du Tresor Bonds:
5.50%, 10/25/07 [EUR]                                                                         1,080,000        1,497,717
5.50%, 10/25/10 [EUR]                                                                         4,285,000        6,210,620
5.75%, 10/25/32 [EUR]                                                                         3,300,000        5,422,993
-------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
5 yr., 5%, 1/12/06 [EUR]                                                                      1,420,000        1,880,424


7            |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
5 yr., 4.75%, 7/12/07 [EUR]                                                                     120,000    $     163,075
                                                                                                           --------------
                                                                                                              15,174,829

-------------------------------------------------------------------------------------------------------------------------
GERMANY--1.8%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                                                             2,120,000        2,747,319
5.375%, 1/4/10 [EUR]                                                                          1,285,000        1,835,643
Series 140, 4.50%, 8/17/07 [EUR]                                                              1,395,000        1,886,179
Series 143, 3.50%, 10/10/08 [EUR]                                                             7,470,000        9,906,032
                                                                                                           --------------
                                                                                                              16,375,173

-------------------------------------------------------------------------------------------------------------------------
GREECE--0.6%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                                                          1,055,000        1,395,544
4.60%, 5/20/13 [EUR]                                                                          1,545,000        2,138,041
-------------------------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                                   1,610,000        2,172,059
                                                                                                           --------------
                                                                                                               5,705,644

-------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 7                                                                               250,000          291,563
10.25%, 11/8/11                                                                                  95,000          110,794
                                                                                                           --------------
                                                                                                                 402,357

-------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.4%
Israel (State of) Aid Bonds, United States Gtd., 5.50%, 12/4/23                                 960,000        1,017,615
-------------------------------------------------------------------------------------------------------------------------
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                                    9,660,000        2,335,847
                                                                                                           --------------
                                                                                                               3,353,462

-------------------------------------------------------------------------------------------------------------------------
ITALY--1.3%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]                                              1,150,000        1,546,611
Buoni del Tesoro Poliennali, 4.75%, 7/1/05 [EUR]                                                520,000          678,333
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]                                               4,320,000        5,929,829
Buoni del Tesoro Poliennali, 5.25%, 12/15/05 [EUR]                                            2,590,000        3,423,945
                                                                                                           --------------
                                                                                                              11,578,718

-------------------------------------------------------------------------------------------------------------------------
JAPAN--1.8%
Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06 [JPY]                       1,719,000,000       16,102,780
-------------------------------------------------------------------------------------------------------------------------
MEXICO--0.9%
United Mexican States Bonds:
7.50%, 4/8/33                                                                                   930,000          988,125
8.30%, 8/15/31                                                                                  400,000          459,000
Series MI10, 8%, 12/19/13 [MXN]                                                              18,495,000        1,421,871
Series M20, 8%, 12/7/23 [MXN]                                                                23,040,000        1,599,104
Series MI10, 9.50%, 12/18/14 2 [MXN]                                                         11,807,800          984,521
-------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12                                                    1,300,000        1,438,450
-------------------------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%, 6/6/06 [JPY]                  155,000,000        1,551,879
                                                                                                           --------------
                                                                                                               8,442,950

-------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.2%
New Zealand (Government of) Bonds, 7%, 7/15/09 [NZD]                                          2,165,000        1,581,634


8            |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                            $     275,000    $     257,125
-------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                        224,760          182,838
                                                                                                           --------------
                                                                                                                 439,963

-------------------------------------------------------------------------------------------------------------------------
NORWAY--1.4%
Norway (Kingdom of) Bonds:
5.50%, 5/15/09 [NOK]                                                                          4,520,000          773,942
6%, 5/16/11 [NOK]                                                                            58,510,000       10,387,784
6.50%, 5/15/13 [NOK]                                                                          9,050,000        1,684,133
                                                                                                           --------------
                                                                                                              12,845,859

-------------------------------------------------------------------------------------------------------------------------
PANAMA--0.5%
Panama (Republic of) Bonds:
7.25%, 3/15/15                                                                                1,300,000        1,296,750
8.125%, 4/28/34                                                                                 805,000          809,025
9.375%, 1/16/23                                                                               2,215,000        2,491,875
                                                                                                           --------------
                                                                                                               4,597,650

-------------------------------------------------------------------------------------------------------------------------
PERU--0.5%
Peru (Republic of) Bonds:
8.375%, 5/3/16                                                                                  290,000          303,050
Series 2, 9%, 1/31/12 [PEN]                                                                   1,340,000          415,217
Series 8-1, 12.25%, 8/10/11 [PEN]                                                             1,427,000          519,884
-------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 5%, 3/7/17 2                       1,700,000        1,615,000
-------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 8                                                 1,464,785          864,707
-------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                                         690,000          721,050
                                                                                                           --------------
                                                                                                               4,438,908

-------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.6%
Philippines (Republic of) Bonds:
8.375%, 2/15/11                                                                                 438,000          446,299
9.50%, 2/2/30                                                                                 3,200,000        3,136,000
10.625%, 3/16/25                                                                                710,000          763,250
Series 5-57, 11.50%, 1/27/10 [PHP]                                                           39,310,000          728,727
Series 5-56, 12.375%, 10/28/09 [PHP]                                                         11,560,000          218,307
                                                                                                           --------------
                                                                                                               5,292,583

-------------------------------------------------------------------------------------------------------------------------
POLAND--0.7%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13 [PLZ]                                                             4,640,000        1,412,461
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                           1,000,000          327,875
Series DS0509, 6%, 5/24/09 [PLZ]                                                             14,270,000        4,612,429
                                                                                                           --------------
                                                                                                               6,352,765

-------------------------------------------------------------------------------------------------------------------------
PORTUGAL--0.6%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts.:
3.25%, 7/15/08 [EUR]                                                                          1,700,000        2,229,703
4.875%, 8/17/07 [EUR]                                                                         1,620,000        2,208,083
-------------------------------------------------------------------------------------------------------------------------


9            |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub. Nts., 5.85%,
5/20/10 [EUR]                                                                                   450,000    $     658,541
                                                                                                           --------------
                                                                                                               5,096,327

-------------------------------------------------------------------------------------------------------------------------
RUSSIA--1.0%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 1 [EUR]                                                               700,000        1,023,951
Series C, 9.60%, 10/25/14                                                                     1,950,000        2,354,108
-------------------------------------------------------------------------------------------------------------------------
Ministry Finance of Russia Debs., Series VI, 3%, 5/14/06 1                                    1,980,000        1,946,677
-------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Bonds, 5%, 3/31/30 2,7                                       3,065,000        3,164,613
-------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 2                                                   440,875          452,651
                                                                                                           --------------
                                                                                                               8,942,000

-------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA--0.5%
South Africa (Republic of) Bonds:
Series R204, 8%, 12/21/18 [ZAR]                                                               3,175,000          480,800
Series R203, 8.25%, 9/15/17 [ZAR]                                                             3,000,000          464,498
Series R186, 10.50%, 12/21/26 [ZAR]                                                          11,290,000        2,260,224
Series R157, 13.50%, 9/15/15 [ZAR]                                                            7,300,000        1,548,275
                                                                                                           --------------
                                                                                                               4,753,797

-------------------------------------------------------------------------------------------------------------------------
SPAIN--1.4%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado, 5.35%, 10/31/11 [EUR]                                          3,695,000        5,367,457
Bonos y Obligacion del Estado, 5.75%, 7/30/32 [EUR]                                           2,530,000        4,148,051
-------------------------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 2.02%, 6/17/05 8 [EUR]                                     2,750,000        3,548,988
                                                                                                           --------------
                                                                                                              13,064,496

-------------------------------------------------------------------------------------------------------------------------
SWEDEN--1.9%
Sweden (Kingdom of) Bonds:
Series 1043, 5%, 1/28/09 [SEK]                                                               10,760,000        1,630,587
Series 1045, 5.25%, 3/15/11 [SEK]                                                           101,370,000       15,788,196
                                                                                                           --------------
                                                                                                              17,418,783

-------------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.1%
Netherlands (Kingdom of the) Bonds, 5.50%, 1/15/28 [EUR]                                        850,000        1,329,933
-------------------------------------------------------------------------------------------------------------------------
TURKEY--0.6%
Turkey (Republic of) Nts., 7.25%, 3/15/15                                                     3,105,000        3,050,663
-------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30                                 1,560,000        2,078,700
                                                                                                           --------------
                                                                                                               5,129,363

-------------------------------------------------------------------------------------------------------------------------
GREAT BRITAIN--2.3%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                               11,210,000       20,675,700
-------------------------------------------------------------------------------------------------------------------------
VENEZUELA--0.2%
Venezuela (Republic of) Nts.:
3.693%, 4/20/11 2                                                                               750,000          672,188
7%, 3/16/15 [EUR]                                                                             1,260,000        1,546,764
                                                                                                           --------------
                                                                                                               2,218,952

                                                                                                           --------------
Total Foreign Government Obligations (Cost $234,972,630)                                                     245,381,347


10            |             OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.4%
-------------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts., 4.003%, 3/4/10 1,2                         $     388,333    $     383,479
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah Loan Participation Nts., 3.813%, 1/25/06 2                     1,490,000        1,494,172
OAO Gazprom Loan Participation Nts., 8.27%, 8/4/05 1,2                                        1,520,000        1,561,648
                                                                                                           --------------
Total Loan Participations (Cost $3,364,212)                                                                    3,439,299

-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--28.3%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.8%
-------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.7%
Accuride Corp., 8.50% Sr. Sub. Nts., 2/1/15 7                                                   225,000          221,625
-------------------------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc., 8.75% Sr. Unsec. Unsub. Nts., 3/1/12                                        700,000          731,500
-------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10                   200,000          214,000
-------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                                        150,000          124,125
-------------------------------------------------------------------------------------------------------------------------
Cooper Standard Automotive Group:
7% Sr. Nts., 12/15/12 7                                                                          90,000           84,150
8.375% Sr. Sub. Nts., 12/15/14 7                                                                695,000          568,163
-------------------------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                                                               200,000          209,995
-------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                                              100,000           92,750
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                                        200,000          220,370
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                                       500,000          397,500
-------------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 3,4                                                  300,000          193,500
-------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), 7.857% Nts., 8/15/11                                          925,000          897,250
-------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 7                                                                         200,000          183,000
11% Sr. Sub. Nts., 6/15/12                                                                      300,000          244,500
-------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                       500,000          556,250
-------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Sub. Nts., 11/15/14 7                                                                700,000          684,250
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                         150,000          168,000
-------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                          200,000          200,500
-------------------------------------------------------------------------------------------------------------------------
Visteon Corp., 7% Sr. Unsec. Nts., 3/10/14                                                      425,000          363,375
                                                                                                           --------------
                                                                                                               6,354,803
-------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Navistar International Corp., 6.25% Sr. Nts., 3/1/12 7                                          230,000          219,650
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                                100,000           98,500
-------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                                   850,000          922,250
-------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                                 300,000          326,250
-------------------------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 7                                                      130,000          134,550
-------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                              547,000          574,350
-------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                                300,000          312,000
-------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625% Nts., 12/1/12                                                       400,000          457,343
-------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                                625,000          629,688
-------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                                 400,000          398,000
9% Sr. Sub. Nts., 3/15/12                                                                       500,000          546,250
-------------------------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12                                300,000          323,250
-------------------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Sec. Nts., 8/15/12                                           250,000          254,375
-------------------------------------------------------------------------------------------------------------------------


11           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                      $     650,000    $     710,125
-------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                             600,000          651,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                              350,000          378,000
-------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Nts., 2/15/13 7                                                                      225,000          221,625
6.375% Sr. Sub. Nts., 7/15/09                                                                   250,000          249,375
6.875% Sr. Sub. Nts., 2/15/15 7                                                                 315,000          313,425
8% Sr. Sub. Nts., 4/1/12                                                                        500,000          532,500
-------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Nts., 7/15/14 7                                                          300,000          311,625
-------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                                   200,000          219,000
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                                            800,000          853,000
-------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Sub. Nts., 3/1/15 7                                                                   230,000          227,700
6.875% Sr. Sub. Nts., 12/1/11                                                                   500,000          503,750
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                               700,000          703,500
-------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 1,3,4                                                250,000               --
-------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                                     300,000          342,375
-------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                                1,234,000        1,166,130
9.625% Sr. Nts., 6/1/14                                                                          19,000           17,623
9.75% Sr. Nts., 4/15/13                                                                         300,000          281,250
-------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                              900,000          987,750
-------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                            1,000,000          997,500
9.875% Sr. Unsec. Sub. Nts., 7/1/10                                                           1,000,000        1,053,750
-------------------------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11                             700,000          754,250
-------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                               500,000          572,500
-------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                                500,000          492,500
-------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14 7                       1,800,000        1,719,000
                                                                                                           --------------
                                                                                                              19,236,059
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                                400,000          426,000
-------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                                      350,000          371,000
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                            400,000          435,048
9.75% Sr. Sub. Nts., 9/15/10                                                                    400,000          466,226
-------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 7.75% Sr. Unsec. Sub. Nts., 5/15/13                             300,000          316,500
-------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                                  250,000          272,818
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                             400,000          425,630
-------------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Nts., 3/15/15 7                                                 480,000          453,600
-------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                                450,000          471,375
-------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                            200,000          227,000
-------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                             300,000          322,500
-------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                               400,000          442,000
-------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                                         800,000          800,000
                                                                                                           --------------
                                                                                                               5,429,697


12           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Leslie's Poolmart, Inc., 7.75% Sr. Nts., 2/1/13 7                                         $     225,000    $     228,375
-------------------------------------------------------------------------------------------------------------------------
MEDIA--3.6%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3,4                                                              350,000          290,500
10.25% Sr. Unsec. Nts., 11/1/06 3,4                                                             400,000          350,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 3,4                                                        200,000          185,500
10.875% Sr. Unsec. Nts., 10/1/10 3,4                                                            400,000          356,000
-------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                             600,000          594,000
-------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                                 650,000          624,000
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                              360,000          370,800
-------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                            150,000          155,250
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                   400,000          414,000
-------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                                        400,000          428,000
-------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                                             500,000          493,125
-------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital
Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 11                                              1,275,000          886,125
8.375% Sr. Nts., Second Lien, 4/30/14 7                                                       3,450,000        3,484,500
-------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                             300,000          327,000
-------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 11                                      500,000          357,500
-------------------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                                          300,000          323,250
-------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
6.75% Sr. Nts., 4/15/12 7                                                                       250,000          249,375
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                               1,100,000        1,149,500
-------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts.,
11/15/09                                                                                        200,000          221,000
-------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
5.875% Sr. Nts., 11/15/11                                                                       900,000          868,500
8.50% Sr. Nts., 8/15/10                                                                         300,000          321,750
9.875% Sr. Sub. Nts., 8/15/13                                                                   586,000          656,320
-------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                                     1,350,000        1,404,000
-------------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr. Unsec. Nts.,
3/15/13                                                                                       1,800,000        1,957,500
-------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Nts., 10/1/14 7                                                                    1,525,000        1,481,156
9.125% Sr. Nts., 1/15/09                                                                      1,075,000        1,152,938
-------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                       600,000          591,000
-------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                                 400,000          419,000
-------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                        619,000          578,765
-------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                               200,000          209,500
-------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                              400,000          388,000
-------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                                     200,000          219,000
-------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                             769,000          770,923
-------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                                    800,000          764,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                            200,000          197,000
-------------------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                                          625,000          800,944
-------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                                     649,000          687,940
-------------------------------------------------------------------------------------------------------------------------


13           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                      $     900,000    $     922,500
8.875% Sr. Unsec. Nts., 5/15/11                                                                  19,000           19,903
-------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 7                             400,000          463,000
-------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                  600,000          645,000
-------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 7                                         800,000          864,000
-------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 6.75% Sr. Sec. Nts., 3/15/15                                                250,000          247,500
-------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                           340,000          292,352
-------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                              1,050,000        1,076,250
8.75% Sr. Sub. Nts., 12/15/11                                                                   300,000          316,500
-------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09                         800,000          840,000
-------------------------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                                       200,000          210,000
-------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp.:
0%/9.50% Sr. Disc. Nts., 12/15/14 7,11                                                        1,320,000          917,400
7.385% Sr. Nts., 12/15/11 2,7                                                                   160,000          164,800
-------------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc., 12.75% Sr. Sub.
Nts., 11/15/09                                                                                  500,000          463,125
                                                                                                           --------------
                                                                                                              32,169,991
-------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                                                 700,000          742,000
9.875% Nts., 10/1/11                                                                            200,000          217,000
                                                                                                           --------------
                                                                                                                 959,000
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                        300,000          307,500
-------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts., 1/15/14 7                                 250,000          241,250
-------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                                    500,000          552,500
-------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC/Boise Cascade Finance Corp., 7.125% Sr. Sub. Nts., 10/15/14 7                 450,000          457,875
-------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08 1                        400,000          409,500
-------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts., 6/1/12                                       300,000          285,000
-------------------------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                                    300,000          340,500
-------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                                      200,000          225,000
-------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                               150,000          150,000
                                                                                                           --------------
                                                                                                               2,969,125
-------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 7                                                       1,100,000        1,215,500
-------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:                                                                             440,000          434,500
7.73% Sr. Nts., 4/1/12 2,7
12.25% Sr. Nts., 12/15/12                                                                       975,000        1,067,625
-------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                                                250,000          266,250
-------------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                           200,000          213,500
                                                                                                           --------------
                                                                                                               3,197,375
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.9%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                       300,000          322,500


14           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11                   $     419,000    $     413,763
-------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Unsec. Nts., 8/1/12                                                                  250,000          256,250
8.50% Sr. Sub. Nts., 8/1/14                                                                     600,000          585,750
-------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 1,3,4,12                                            142,981               --
-------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                                    450,000          459,000
9.50% Sr. Sec. Nts., 2/15/11                                                                    200,000          213,000
                                                                                                           --------------
                                                                                                               1,927,763
-------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                                     200,000          216,000
-------------------------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts., 7/15/12                          450,000          492,750
-------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 7.50% Sr. Unsec. Nts., 11/1/14                             150,000          150,000
-------------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 7                                                                  180,000          176,400
8.625% Sr. Sub. Nts., 12/15/12                                                                  400,000          435,000
-------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07                                                             400,000          394,000
10.75% Sr. Nts., 3/1/10                                                                         460,000          489,900
-------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                         400,000          422,000
8.875% Sr. Unsec. Nts., 3/15/11                                                                 200,000          216,000
-------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                     200,000          217,000
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., 8.25% Sr. Sub. Nts., 12/1/13                                      440,000          378,400
-------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                    400,000          414,000
-------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]                              400,000          764,405
                                                                                                           --------------
                                                                                                               4,765,855
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Sub. Nts., 12/15/12 7                                         300,000          294,000
-------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                        500,000          541,250
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                             200,000          209,000
                                                                                                           --------------
                                                                                                               1,044,250
-------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                      175,000          181,125
-------------------------------------------------------------------------------------------------------------------------
ENERGY--3.0%
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                                    300,000          319,500
-------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Nts., 12/15/10                                               300,000          315,000
-------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A, 9/1/08                            500,000          523,750
-------------------------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc., 6.125% Sr. Unsec. Nts., Series B, 12/1/14                     350,000          346,500
-------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                               575,000          591,531
-------------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                            200,000          213,500
-------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                                400,000          411,000
                                                                                                           --------------
                                                                                                               2,720,781
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.7%
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/15 7                                                                      250,000          248,125
6.875% Sr. Unsec. Nts., 1/15/16                                                                 672,000          682,080
-------------------------------------------------------------------------------------------------------------------------


15           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Delta Petroleum Corp., 7% Sr. Nts., 4/1/15 7                                              $     185,000    $     179,450
-------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                                1,819,000        1,819,000
-------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                      200,000          198,500
-------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                                 1,400,000        1,424,500
-------------------------------------------------------------------------------------------------------------------------
EXCO Resources, Inc., 7.25% Sr. Nts., 1/15/11                                                   400,000          408,000
-------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                        300,000          319,500
-------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                             200,000          200,000
-------------------------------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                                     4,110,000        4,229,272
-------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                                             600,000          610,500
8.375% Sr. Sub. Nts., 8/15/12                                                                   500,000          542,500
-------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                                                             740,000          793,650
8.50% Unsub. Nts., 2/15/08                                                                      420,000          457,590
9.125% Unsec. Unsub. Nts., 10/13/10                                                             610,000          706,075
-------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                                   300,000          315,000
-------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                                                          350,000          351,750
9.50% Sr. Nts., 2/1/13                                                                          900,000        1,010,250
-------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15 7                                                                 230,000          221,950
7.375% Sr. Sub. Nts., 7/15/13                                                                   200,000          205,000
-------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., 8% Sr. Unsub. Nts., 3/1/32                                            300,000          323,601
-------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 6.75% Sr. Unsec. Sub. Nts., 12/15/14                                        520,000          507,000
-------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 7                                                   1,520,000        1,512,400
-------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                               1,800,000        1,942,362
-------------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                                     1,000,000        1,050,000
9.625% Sr. Sub. Nts., 4/1/12                                                                     19,000           20,948
-------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                            400,000          406,000
-------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                             500,000          524,375
7.625% Nts., 7/15/19                                                                          1,000,000        1,087,500
8.75% Unsec. Nts., 3/15/32                                                                    1,400,000        1,669,500
-------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                                       500,000          573,551
                                                                                                           --------------
                                                                                                              24,539,929
-------------------------------------------------------------------------------------------------------------------------
FINANCIALS--1.5%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                                       200,000          131,000
-------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg SCA, 9.625% Sr. Sub. Nts., 6/15/14 7                             813,000          930,885
-------------------------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                             750,000          849,375
                                                                                                           --------------
                                                                                                               1,911,260
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.6%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                          7,000            7,525
-------------------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 1                                 100,000          110,500
-------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
11.60% Sr. Unsec. Nts., 1/12/10 8                                                             2,880,000        1,548,000
12.28% Sr. Unsec. Nts., 3/9/09 8                                                              2,250,000        1,303,200
9.75% Sr. Unsec. Nts., 7/8/09 8                                                               2,250,000        1,396,125
-------------------------------------------------------------------------------------------------------------------------


16           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Inter-American Development Bank:
3.95% Nts., 1/25/12 1 [COP]                                                               1,237,000,000    $     519,938
6.26% Nts., 12/8/09 1,2 [BRR]                                                                   920,000          345,431
-------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 1,3,4                              90,000               --
-------------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                       500,000          557,500
                                                                                                           --------------
                                                                                                               5,788,219
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.3%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 7                                               200,000          186,000
-------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing II, 7.60% Sr. Sec. Nts., 6/15/05 7                              240,000          241,978
-------------------------------------------------------------------------------------------------------------------------
American Commercial Lines LLC/American Commercial Lines Finance Corp., 9.50%
Sr. Nts., 2/15/15 7                                                                             135,000          140,063
-------------------------------------------------------------------------------------------------------------------------
Argentine Beverages Financial Trust, 7.375% Bonds, 3/22/12 1                                    490,000          490,000
-------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings, Inc., 0%/10.50% Sr. Disc. Nts., Series B, 10/1/14 11,7                     570,000          401,850
-------------------------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub. Nts., 3/15/12                  275,000          292,875
-------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Sub. Nts., 4/1/15 7                                                  330,000          308,550
-------------------------------------------------------------------------------------------------------------------------
SBS Agro Finance BV, 10.25% Bonds, 7/21/00 1,3,4                                                339,000               --
-------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
7.493% Sr. Nts., 5/1/10 2,7                                                                     130,000          135,200
8.375% Sr. Nts., 5/1/10 7                                                                       130,000          133,250
                                                                                                           --------------
                                                                                                               2,329,766
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12                     500,000          521,250
-------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                          425,000          459,000
-------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                                         202,000          207,050
-------------------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., 3/15/15 7                                                                      530,000          508,800
9.50% Sr. Nts., 1/15/07                                                                         400,000          424,000
-------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts., 1/15/11                                   1,019,000        1,069,950
-------------------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr. Nts., 4/1/15 7                                            400,000          400,000
                                                                                                           --------------
                                                                                                               3,590,050
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--2.1%
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 7                               846,000          795,240
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12                             261,000          284,490
-------------------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                               350,000          357,000
-------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                                  300,000          323,250
-------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                             300,000          309,000
                                                                                                           --------------
                                                                                                               1,273,740
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.8%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12 7                                               450,000          462,375
-------------------------------------------------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                            300,000          300,000
-------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14                                        300,000          333,000
-------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Sub. Nts., 12/15/12 7                                 400,000          392,000
-------------------------------------------------------------------------------------------------------------------------


17           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Coventry Health Care, Inc., 6.125% Sr. Nts., 1/15/15 1                                    $     225,000    $     225,844
-------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Nts., 3/15/13 7                                                                      465,000          462,675
7.25% Sr. Sub. Nts., 3/15/15 7                                                                  375,000          369,375
-------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                                    300,000          297,750
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                              300,000          329,625
-------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                    900,000          946,125
-------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]                              25,000           17,895
-------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts., 6/15/11                   600,000          652,500
-------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                            200,000          219,000
-------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                                1,400,000        1,405,664
6.375% Nts., 1/15/15                                                                          2,150,000        2,144,930
-------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                                           1,000,000          965,000
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                                             19,000           19,570
-------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts., Series A, 11/15/08                      653,675          706,786
-------------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                                 600,000          591,000
-------------------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                                           250,000          258,125
-------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09                          585,000          649,350
-------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                                       300,000          339,000
-------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Sub. Nts., 2/1/15 7                                            450,000          452,250
-------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                        744,000          690,060
7.375% Nts., 2/1/13                                                                              19,000           18,003
9.875% Sr. Nts., 7/1/14                                                                         950,000          992,750
-------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                                            200,000          203,000
7% Sr. Sub. Nts., 11/15/13                                                                      925,000          913,438
-------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Nts., 8/15/12 7                                                                          300,000          318,000
10.75% Sr. Sub. Nts., 8/15/14 7                                                                 300,000          331,500
-------------------------------------------------------------------------------------------------------------------------
Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09                                            400,000          435,000
                                                                                                           --------------
                                                                                                              16,441,590
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11                              350,000          355,250
-------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75% Sr. Sub. Nts., 2/1/15 7                                            220,000          222,200
                                                                                                           --------------
                                                                                                                 577,450
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.2%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                                  300,000          319,500
-------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                                                  200,000          219,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                             219,000          222,833
-------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                   583,000          562,595
7.625% Sr. Sub. Nts., 6/15/12                                                                   300,000          320,250
-------------------------------------------------------------------------------------------------------------------------


18           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                                     $     350,000    $     386,750
-------------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                                 400,000          412,500
-------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                        223,000          240,840
11% Sr. Sub. Nts., 2/15/13                                                                      194,000          218,250
-------------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                                          200,000          198,000
                                                                                                           --------------
                                                                                                               3,100,518
-------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 3,4                                             735,000          327,075
-------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                        200,000          216,000
-------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 7                              170,000          156,400
-------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                              311,000          343,655
-------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                              250,000          242,500
-------------------------------------------------------------------------------------------------------------------------
North America Energy Partners, Inc., 8.75% Sr. Unsec. Nts., 12/1/11                             150,000          135,750
                                                                                                           --------------
                                                                                                               1,094,305
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15 7                                                                       370,000          353,350
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                         250,000          227,500
7.875% Sr. Nts., 4/15/13                                                                        400,000          401,000
8.875% Sr. Nts., Series B, 4/1/08                                                               800,000          831,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                          950,000        1,021,250
-------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                   1,000,000          897,500
-------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Nts., 3/15/13 7                                                                       460,000          443,900
7.50% Sr. Nts., 5/1/11                                                                          200,000          203,500
-------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                                     400,000          428,000
-------------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc., 7.375% Sr. Unsec.
Nts., 8/15/05 1                                                                                 400,000          403,500
-------------------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                                         200,000          218,500
                                                                                                           --------------
                                                                                                               5,429,000
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts., Series C, 2/1/09                    405,000          390,825
-------------------------------------------------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                                                       97,000          111,065
                                                                                                           --------------
                                                                                                                 501,890
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                  325,000          324,188
-------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                        200,000          181,000
-------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                                   200,000          221,000
-------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7% Sr. Unsec. Debs., 10/15/28                                       500,000          493,112
                                                                                                           --------------
                                                                                                               1,219,300
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                             120,000          100,200
-------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.5%
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                                       800,000          842,000
-------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25% Sr. Nts., 8/1/11 7                                                225,000          240,750
-------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 7                                                 300,000          295,500
-------------------------------------------------------------------------------------------------------------------------


19           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
Dresser-Rand Group, Inc., 7.375% Sr. Sub. Nts., 11/1/14 7                                 $     100,000    $     100,500
-------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 10.50% Sr. Sub. Nts., 8/1/12                                         325,000          370,500
-------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                            700,000          766,500
-------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.50% Sr. Nts., 6/15/11                                           400,000          405,000
-------------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                         300,000          324,750
-------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                400,000          438,000
-------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                               300,000          291,000
                                                                                                           --------------
                                                                                                               4,074,500
-------------------------------------------------------------------------------------------------------------------------
MARINE--0.1%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                                        600,000          688,500
-------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 1,3,4                                   250,000            1,400
-------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07
1,3,4                                                                                           175,000          146,125
                                                                                                           --------------
                                                                                                                 836,025
-------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                                 400,000          410,000
-------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                     600,000          558,000
7.50% Sr. Unsec. Nts., 11/1/13                                                                  387,000          385,065
9.625% Sr. Nts., 12/1/12                                                                        250,000          278,125
                                                                                                           --------------
                                                                                                               1,631,190
-------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                                 900,000          828,000
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Horizon Lines LLC, 9% Nts., 11/1/12 7                                                           300,000          321,000
-------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.2%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                        1,150,000          997,625
-------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 1,3,4                        675,000          354,375
                                                                                                           --------------
                                                                                                               1,352,000
-------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                           200,000          213,500
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                                 1,100,000        1,050,500
-------------------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                                        700,000          745,500
-------------------------------------------------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr. Sub. Nts., 8/1/14 7                                               425,000          425,000
-------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Sub. Nts., 3/1/13 7                                                    520,000          490,100
-------------------------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts., 12/15/13                             450,000          462,375
                                                                                                           --------------
                                                                                                               3,173,475
-------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,3,4 [EUR]                              338,620            4,390
-------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,3,4                              200,173               --
-------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,3,4 [EUR]                                       100,000            5,509
                                                                                                           --------------
                                                                                                                   9,899
-------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.1%
DynCorp International LLC, 9.50% Sr. Sub. Nts., 2/15/13 7                                       665,000          649,206
-------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                               400,000          397,000
-------------------------------------------------------------------------------------------------------------------------


20           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
IT SERVICES CONTINUED
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                                              $     100,000    $     104,500
                                                                                                           --------------
                                                                                                               1,150,706
-------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12 7                                  975,000          962,813
-------------------------------------------------------------------------------------------------------------------------
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13                                    389,000          467,773
-------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                                     250,000          240,000
-------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14                                  450,000          472,500
-------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375% Sr. Sub. Nts., 1/1/15 7                                    1,700,000        1,700,000
-------------------------------------------------------------------------------------------------------------------------
MagnaChip Semiconductor Ltd., 8% Sr. Sub. Nts., 12/15/14 7                                       87,000           89,393
-------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05                                               904,762          900,238
                                                                                                           --------------
                                                                                                               4,832,717
-------------------------------------------------------------------------------------------------------------------------
MATERIALS--4.0%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.3%
AEP Industries, Inc., 7.875% Sr. Nts., 3/15/13 7                                                140,000          141,295
-------------------------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                                        450,000          491,625
-------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                         350,000          402,500
-------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                                  550,000          592,625
10.125% Sr. Unsec. Nts., 9/1/08                                                                  19,000           21,090
10.625% Sr. Unsec. Nts., 5/1/11                                                                 900,000        1,014,750
-------------------------------------------------------------------------------------------------------------------------
Huntsman Co. LLC:
11.625% Sr. Unsec. Nts., 10/15/10                                                                13,000           15,275
12% Sr. Nts., 7/15/12 7                                                                         198,000          232,650
-------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09 1 [EUR]                                                    123,000          167,018
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                            853,000          891,385
-------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                                             850,000          922,250
-------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13                                                19,000           22,800
-------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 7                                                 550,000          580,250
-------------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                             200,000          215,000
-------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 11/15/14 7,11                                      350,000          217,000
-------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                        19,000           20,425
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                          200,000          215,500
9.875% Sec. Nts., Series B, 5/1/07                                                              700,000          721,000
10.50% Sr. Sec. Nts., 6/1/13                                                                    800,000          924,000
-------------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                                   100,000          107,750
-------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                               113,061          121,541
-------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 6.59% Sr. Sec. Nts., 12/31/06 2                                              18,293           19,391
-------------------------------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                                                1,200,000        1,290,000
10.625% Sr. Unsec. Nts., 5/15/10                                                                 19,000           21,185
-------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                                                                      250,000          263,750
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                                           100,000          108,500
-------------------------------------------------------------------------------------------------------------------------
Rhodia SA:
8% Sr. Nts., 6/1/10 [EUR]                                                                       380,000          490,129
10.25% Sr. Unsec. Nts., 6/1/10                                                                  550,000          602,250
-------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.50% Sr. Sub. Nts., 11/15/14 7                               200,000          201,000
-------------------------------------------------------------------------------------------------------------------------


21           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 1,12                                $     170,473    $     171,325
-------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                                                260,000          285,675
                                                                                                           --------------
                                                                                                              11,490,934
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 7,11                                       725,000          389,688
-------------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11                                         400,000          455,000
                                                                                                           --------------
                                                                                                                 844,688
-------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                                     500,000          551,250
10.875% Sr. Sec. Nts., 3/1/13                                                                   200,000          233,000
-------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 7                                                                      200,000          201,000
9.875% Sub. Nts., 10/15/14 7                                                                    300,000          301,500
-------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                         500,000          527,500
9.50% Sr. Sub. Nts., 8/15/13                                                                    350,000          372,750
-------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                            300,000          300,000
8.25% Sr. Unsec. Nts., 10/1/12                                                                  250,000          258,125
-------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                                  400,000          432,000
-------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                    450,000          473,625
8.25% Sr. Unsec. Nts., 5/15/13                                                                  419,000          445,188
8.75% Sr. Sec. Nts., 11/15/12                                                                 1,000,000        1,097,500
8.875% Sr. Sec. Nts., 2/15/09                                                                   200,000          214,500
-------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 11                                        400,000          362,000
-------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                      500,000          502,500
-------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                         850,000          881,875
9.25% Sr. Unsec. Nts., 2/1/08                                                                   200,000          214,000
9.75% Sr. Unsec. Nts., 2/1/11                                                                   600,000          645,000
-------------------------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Unsec. Nts., 7/15/14                       300,000          298,500
-------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                              500,000          512,500
                                                                                                           --------------
                                                                                                               8,824,313
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.0%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                                  519,000          502,133
7.875% Sr. Unsec. Nts., 2/15/09                                                                 500,000          492,500
-------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA, 8.875% Nts., 11/17/14 7                                                    1,270,000        1,319,213
-------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                                400,000          404,000
-------------------------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14                                     400,000          382,000
-------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                            600,000          609,000
-------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                           250,000          255,000
-------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                           300,000          334,500
-------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,3,4                       71,000               --
-------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                   585,000          687,375
-------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                           500,000          542,500
-------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 3,4                      500,000          430,000
-------------------------------------------------------------------------------------------------------------------------


22           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                    $     300,000    $     336,000
-------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                                    200,000          202,000
-------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 7                                                        675,000          664,875
-------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                                 400,000          435,000
-------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                                 400,000          414,000
-------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                                   200,000          216,500
-------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12 1                                                  300,000          322,500
-------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                         336,000          373,800
10.75% Sr. Nts., 8/1/08                                                                         519,000          599,445
                                                                                                           --------------
                                                                                                               9,522,341
-------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                                  200,000          204,000
-------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                                 300,000          311,250
-------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                             100,000          105,500
-------------------------------------------------------------------------------------------------------------------------
Fort James Corp., 6.875% Sr. Nts., 9/15/07                                                      500,000          521,875
-------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                                                               1,050,000        1,162,875
9.375% Sr. Unsec. Nts., 2/1/13                                                                1,250,000        1,403,125
-------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 1,3,4                                  300,000          145,500
-------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 7,12 [EUR]                                            140,000          180,574
-------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                             315,000          299,250
-------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                         300,000          292,500
-------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 7                                                                 669,000          637,223
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                                                  200,000          168,000
-------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 8.50% Sr. Unsec. Nts., 2/1/11                                           19,000           18,098
-------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 1,12                                      187,000          205,700
                                                                                                           --------------
                                                                                                               5,655,470
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.6%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                                250,000          250,000
9.375% Sr. Nts., 2/1/09                                                                         133,000          140,315
-------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.:
7% Sr. Nts., 2/15/15 7                                                                          450,000          429,750
8.375% Sr. Sub. Nts., 1/15/14 7                                                                 160,000          158,400
-------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                                            800,000          756,000
-------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.50% Sr. Nts., 12/1/13                                       400,000          441,000
-------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 7                                               450,000          461,250
-------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                                    600,000          502,500
-------------------------------------------------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 2                                                                468,000          477,360
7.688% Sr. Unsec. Nts., 5/1/09 2                                                              1,550,000        1,615,875
-------------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Disc. Nts., 11/1/14 7,11                                 225,000          147,375
-------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11% Sr. Nts., 8/1/09 1,3,4                                                        261,926              164
-------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                                         819,000          788,288
-------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.50% Sr. Nts., 2/15/11 7                             300,000          294,750
-------------------------------------------------------------------------------------------------------------------------


23           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Qwest Corp., 9.125% Nts., 3/15/12 7                                                       $     800,000    $     874,000
-------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
14% Nts., 12/15/10 2,7                                                                        2,700,000        3,138,750
14.50% Nts., 12/15/14 7                                                                       1,350,000        1,636,875
-------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,3,4                                                  500,000               --
-------------------------------------------------------------------------------------------------------------------------
Telus Corp., 7.50% Nts., 6/1/07                                                                 790,000          841,314
-------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Nts., 2/15/14 7                                   450,000          434,250
-------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08                      150,000          147,000
-------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                                 500,000          485,000
-------------------------------------------------------------------------------------------------------------------------
Valor Telecom Enterprise, 7.75% Sr. Nts., 2/15/15 7                                             225,000          225,000
-------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,3,4                                    250,000               --
                                                                                                           --------------
                                                                                                              14,245,216
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.0%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                         400,000          416,500
11% Sr. Unsec. Nts., 7/31/10                                                                     19,000           21,708
12.50% Sr. Unsec. Nts., 2/1/11                                                                   50,000           56,750
-------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                         320,000          296,000
-------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                                    400,000          408,000
-------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 8                               800,000          604,000
-------------------------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 2                                                             1,250,000        1,426,563
9.75% Sr. Nts., 11/15/31 2                                                                      500,000          612,500
-------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,3,4                                400,000               --
-------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                                     1,050,000        1,165,500
-------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                                     1,000,000        1,072,500
-------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11 7                                  280,000          287,000
-------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875% Sr. Nts., 10/1/13                                           159,000          125,610
-------------------------------------------------------------------------------------------------------------------------
IWO Escrow Co., 6.32% Sr. Sec. Nts., 1/15/12 2,7                                                110,000          112,750
-------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., 8/1/15                                          3,880,000        4,117,650
-------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.:
8.125% Sr. Nts., 7/1/11                                                                         500,000          533,750
12.50% Sr. Nts., 11/15/09                                                                       342,000          377,910
-------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                                        950,000          985,625
8% Sr. Sub. Nts., 12/15/12                                                                      700,000          722,750
-------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                                                    275,000          281,875
9.625% Sr. Sub. Nts., Series B, 5/15/08                                                         500,000          480,000
9.75% Sr. Sub. Nts., 1/15/10                                                                    319,000          293,480
9.875% Sr. Nts., 2/1/10                                                                         300,000          303,000
-------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Nts., 12/1/12 7                                             550,000          572,000
-------------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75% Sr. Disc.
Nts., 12/15/11 11                                                                             1,169,000        1,014,108
-------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                                 750,000          693,750
-------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                                600,000          664,500
-------------------------------------------------------------------------------------------------------------------------


24           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                              $     250,000    $     278,125
-------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                                          235,000          269,075
                                                                                                           --------------
                                                                                                              18,192,979
-------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.0%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.4%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 7                                                 700,000          766,500
-------------------------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09                           293,438          315,445
-------------------------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                                                      1,000,000          975,000
8.41% Sr. Sec. Nts., 7/15/07 2,7                                                                295,500          254,130
-------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                      200,000          218,905
-------------------------------------------------------------------------------------------------------------------------
CITGO Trustees Cayman Ltd., 8.50% Nts., 12/21/14 1                                              610,000          579,500
-------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                          19,000           19,665
7.75% Sr. Nts., 8/1/10                                                                          200,000          209,500
8.50% Sr. Nts., 4/15/11                                                                         250,000          271,250
9.875% Sr. Unsec. Nts., 10/15/07                                                                900,000          981,000
-------------------------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power:
5.608% Nts., 3/10/24 7                                                                          270,000          267,668
6.125% Nts., 3/25/19 7                                                                          160,000          159,146
-------------------------------------------------------------------------------------------------------------------------
Funding Corp./Beaver Valley Funding Corp., 9% Second Lease Obligation Bonds,
6/1/17                                                                                          199,000          232,822
-------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                           1,850,000        2,072,000
-------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 7.625% Sr. Unsec. Nts., 5/1/06 3,4                              200,000          227,000
-------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc., 7.375% Sr. Sec.
Nts., Series B, 9/1/10                                                                          350,000          357,000
-------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr. Sec. Nts.,
9/1/10                                                                                          200,000          211,000
-------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 7                                                  860,000          913,750
-------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                                    669,000          719,175
9.50% Sr. Sec. Nts., 7/15/13                                                                    900,000          983,250
-------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                                             850,000          899,938
-------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 7                                                    875,000          881,563
                                                                                                           --------------
                                                                                                              12,515,207
-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr. Unsec. Nts.,
Series B, 5/20/11                                                                               500,000          532,500
-------------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                    150,000          153,431
                                                                                                           --------------
                                                                                                                 685,931
-------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                                       561,836          629,256
-------------------------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08                              1,100,000          786,500
-------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                           200,000          178,500
8.75% Sr. Nts., 2/15/12                                                                       1,669,000        1,606,413
10.125% Sr. Sec. Nts., 7/15/13 7                                                                800,000          876,000
-------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A,
6/30/12                                                                                         461,023          512,024
-------------------------------------------------------------------------------------------------------------------------


25           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER CONTINUED
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14 7                                       $      90,000    $      89,984
                                                                                                           --------------
                                                                                                               4,678,677
                                                                                                           --------------
Total Corporate Bonds and Notes (Cost $252,904,012)                                                          255,824,649

                                                                                                 SHARES
-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.3%
-------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,4,12                                       4,253               --
-------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 1,4                                  5,000          251,250
-------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A common stock), Non-Vtg. 7                                               550           42,763
-------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,4,12                                216               22
-------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,4                     5,000          191,250
-------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,4,12                                            151               --
-------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,12                                                          44          299,310
14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,4,12                                                         1            4,796
-------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                                    2,000          116,900
-------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg                                                                7               27
-------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,4,12                                       630          562,275
-------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                                  4,600          704,950
                                                                                                           --------------
Total Preferred Stocks (Cost $2,471,559)                                                                       2,173,543

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--2.7%
-------------------------------------------------------------------------------------------------------------------------
3i Group plc                                                                                     13,480          171,057
-------------------------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                                                       2,400          179,880
-------------------------------------------------------------------------------------------------------------------------
All Nippon Airways Co. Ltd.                                                                      48,000          163,835
-------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                1,700          163,557
-------------------------------------------------------------------------------------------------------------------------
American Stock Exchange Basic Industries SPDR                                                    24,200          729,872
-------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                          2,210          168,181
-------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                      2,700          165,321
-------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. 4                                                                            4,200          175,014
-------------------------------------------------------------------------------------------------------------------------
Arriva plc                                                                                       17,180          170,446
-------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                             16,350          172,298
-------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                     2,700          182,169
-------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 4                                                                                9,000          170,460
-------------------------------------------------------------------------------------------------------------------------
BAE Systems plc                                                                                  36,580          179,385
-------------------------------------------------------------------------------------------------------------------------
BASF AG                                                                                           2,414          171,014
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                                     1,700          169,830
-------------------------------------------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                                                       6,273           67,247
-------------------------------------------------------------------------------------------------------------------------
Billiton plc                                                                                     12,340          165,802
-------------------------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                                    2,480          175,689
-------------------------------------------------------------------------------------------------------------------------
Brambles Industries plc                                                                          30,700          175,787
-------------------------------------------------------------------------------------------------------------------------
Broadwing Corp.                                                                                     738            3,055
-------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                        3,400          170,238
-------------------------------------------------------------------------------------------------------------------------
Capcom Co. Ltd.                                                                                  18,000          175,753
-------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 4                                                                  529               --
-------------------------------------------------------------------------------------------------------------------------


26           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                 SHARES            VALUE
Centex Corp.                                                                                      2,700    $     154,629
-------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 4                                                  2,660          125,126
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                              91            1,997
-------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                               2,900          169,099
-------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                       2,300          182,321
-------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                       2,000          178,600
-------------------------------------------------------------------------------------------------------------------------
CNP Assurances SA                                                                                 2,520          178,523
-------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                    1,600          172,544
-------------------------------------------------------------------------------------------------------------------------
Conseco, Inc. 4                                                                                  13,986          285,594
-------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                    2,436          188,519
-------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                       5,100          165,546
-------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 4                                                               16,528           19,834
-------------------------------------------------------------------------------------------------------------------------
Criimi MAE, Inc. 4                                                                               71,447        1,436,085
-------------------------------------------------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 1,4                                                                   120          156,133
-------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                     2,400          168,840
-------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                                                3,871          173,471
-------------------------------------------------------------------------------------------------------------------------
Dainippon Ink & Chemicals, Inc.                                                                  63,740          174,166
-------------------------------------------------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                                                                     26,742          175,308
-------------------------------------------------------------------------------------------------------------------------
Dentsu, Inc.                                                                                         68          185,806
-------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                3,700          176,675
-------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                                            7,500          201,750
-------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 4                                                             24,300           49,086
-------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                           2,006          171,884
-------------------------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                                                   17,200          737,880
-------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                               3,800          185,212
-------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. 4                                                                                   1,887           79,896
-------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                   14,500          164,285
-------------------------------------------------------------------------------------------------------------------------
Gecina SA                                                                                         1,680          191,862
-------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                              5,200          152,828
-------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,4,13                                         210               --
-------------------------------------------------------------------------------------------------------------------------
Globix Corp. 4                                                                                    6,880           25,456
-------------------------------------------------------------------------------------------------------------------------
Heidelberger Zement AG                                                                            2,719          171,085
-------------------------------------------------------------------------------------------------------------------------
Hilton Group plc                                                                                 29,610          168,426
-------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,4                                                                 6,667               --
-------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 4                                                                                    5,200          166,088
-------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 4                                                          6,016           20,214
-------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 4                                                                                      8,548          282,939
-------------------------------------------------------------------------------------------------------------------------
Ishikawajima-Harima Heavy Industries Co. Ltd. 4                                                 111,000          179,082
-------------------------------------------------------------------------------------------------------------------------
Japan Real Estate Investment Corp.                                                                   21          171,361
-------------------------------------------------------------------------------------------------------------------------
Karstadt Quelle AG                                                                               15,482          155,536
-------------------------------------------------------------------------------------------------------------------------
KB Home                                                                                           1,400          164,444
-------------------------------------------------------------------------------------------------------------------------
Kelda Group plc                                                                                  15,530          175,500
-------------------------------------------------------------------------------------------------------------------------
Klepierre                                                                                         1,920          172,604
-------------------------------------------------------------------------------------------------------------------------
Lafarge SA                                                                                        1,730          167,521
-------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 4                                                               1,714           44,650
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                    1,900          178,904
-------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                             19,120          172,711
-------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                       2,400          176,496
-------------------------------------------------------------------------------------------------------------------------


27           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                 SHARES            VALUE
Louisiana-Pacific Corp.                                                                           6,300    $     158,382
-------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                                3,700          173,604
-------------------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                                         1,629           40,595
-------------------------------------------------------------------------------------------------------------------------
Merck KGaA 4                                                                                      2,344          168,668
-------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                     4,400          172,040
-------------------------------------------------------------------------------------------------------------------------
Mitchells & Butlers plc                                                                          27,070          176,231
-------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                               5,000          167,500
-------------------------------------------------------------------------------------------------------------------------
NCR Corp. 4                                                                                       4,700          158,578
-------------------------------------------------------------------------------------------------------------------------
Nippon Building Fund, Inc.                                                                           21          179,390
-------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                            4,900          181,545
-------------------------------------------------------------------------------------------------------------------------
Novar plc                                                                                        49,160          173,027
-------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 4                                                                                   33,000          196,680
-------------------------------------------------------------------------------------------------------------------------
NSK Ltd.                                                                                         33,748          173,728
-------------------------------------------------------------------------------------------------------------------------
NTL, Inc. 4                                                                                       7,842          499,300
-------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                       2,800          161,168
-------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 4                                                                                    6,500          154,440
-------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                        2,400          170,808
-------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                                   5,500          184,250
-------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                                                            745            7,212
-------------------------------------------------------------------------------------------------------------------------
Peninsular & Oriental Steam Navigation Co.                                                       29,820          163,140
-------------------------------------------------------------------------------------------------------------------------
PG&E Corp. 4                                                                                      5,000          170,500
-------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                                1,700          172,941
-------------------------------------------------------------------------------------------------------------------------
Pilkington plc                                                                                   78,040          174,759
-------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 4                                                                              7,312          165,982
-------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,4                                                                               24,165              145
-------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,4                                                                        18,514               --
-------------------------------------------------------------------------------------------------------------------------
Providian Financial Corp. 4                                                                      10,100          173,316
-------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen                                                                               2,750          174,747
-------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                                 2,210          162,722
-------------------------------------------------------------------------------------------------------------------------
Rakuten, Inc.                                                                                       199          173,520
-------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                         2,900          164,256
-------------------------------------------------------------------------------------------------------------------------
RWE AG                                                                                            2,968          179,481
-------------------------------------------------------------------------------------------------------------------------
Sega Sammy Holdings, Inc. 4                                                                       2,920          177,547
-------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                     4,400          175,296
-------------------------------------------------------------------------------------------------------------------------
Severn Trent plc                                                                                 10,260          177,408
-------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                           1,700          176,627
-------------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                        4,700          187,158
-------------------------------------------------------------------------------------------------------------------------
Star Gas Partners LP                                                                                187              597
-------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,4                                                                        716           29,714
-------------------------------------------------------------------------------------------------------------------------
Suez SA                                                                                           6,650          178,959
-------------------------------------------------------------------------------------------------------------------------
Sumitomo Bakelite Co. Ltd.                                                                       27,000          168,451
-------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                      1,700          175,984
-------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                                   5,500          183,425
-------------------------------------------------------------------------------------------------------------------------
Tate & Lyle plc                                                                                  17,960          180,391
-------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 4                                                                          31,828          566,220
-------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                         269            8,288
-------------------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                                                   7,880          162,620
-------------------------------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                                                         16,850          172,696
-------------------------------------------------------------------------------------------------------------------------
TUI AG                                                                                            6,978          183,805
-------------------------------------------------------------------------------------------------------------------------


28           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                 SHARES            VALUE
TVMAX Holdings, Inc. 1,4                                                                          1,000    $       5,500
-------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                         2,300          183,149
-------------------------------------------------------------------------------------------------------------------------
Unibail                                                                                           1,450          171,892
-------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                         2,900          147,465
-------------------------------------------------------------------------------------------------------------------------
United Utilities plc                                                                             15,090          179,938
-------------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 4                                                                   58,063          549,276
-------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                      3,000          185,070
-------------------------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                                                25,800          752,070
-------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                               2,400          175,848
-------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,4                                                                 2,251            1,519
-------------------------------------------------------------------------------------------------------------------------
Vinci                                                                                             1,230          177,302
-------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 4                                                                  38,252          229,291
-------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,4                                                                               1,082               22
-------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                            2,400          173,688
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc. 4                                                                         1,100            2,728
-------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                                  5,333          175,147
                                                                                                           --------------
Total Common Stocks (Cost $21,558,832)                                                                        24,250,152

                                                                                                  UNITS
-------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
-------------------------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 4,7                                                          800          179,600
-------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1,4                                                             250               --
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc. Litigation Wts., Exp. 12/31/50 4                                                  2,404            4,183
-------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,4                                                               400               --
-------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,4                                                    100               --
-------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,4                                                            530                5
-------------------------------------------------------------------------------------------------------------------------
Huntsman Co. LLC Wts., Exp. 5/15/11 1,4                                                             300          157,425
-------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,4                                                     825               --
-------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,4                                                                                  1,509               12
Exp. 5/16/06 1,4                                                                                      2               --
-------------------------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 1,4                                           2,135               --
-------------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1,4                                                                270               --
-------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,4                                                                   300               --
-------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,4                                            200               --
-------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,4                                            150               --
-------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,4                                                                 450               --
-------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 4                                                        5,710            1,028
-------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 1,4                                                             300                3
-------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,4                                                  1,165            7,460
-------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20 1,4                      3,256           68,376
-------------------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 4                                                   175              118
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 4                                               2,204              838
-------------------------------------------------------------------------------------------------------------------------


29           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                  UNITS            VALUE
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 4                                               1,653    $         380
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 4                                               1,653              293
                                                                                                           --------------
Total Rights, Warrants and Certificates (Cost $80,050)                                                           419,721

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
-------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--10.1%
-------------------------------------------------------------------------------------------------------------------------
Aon Capital Markets/Helix 04 Ltd. Catastrophe Linked Nts., 8.493%, 6/30/09 2              $   1,000,000        1,004,240
-------------------------------------------------------------------------------------------------------------------------
Arbor I Ltd. Catastrophe Linked Nts., 18.51%, 6/15/06 2,7                                       500,000          517,451
-------------------------------------------------------------------------------------------------------------------------
Arbor Ltd. Series IV Catastrophe Linked Nts., 17.01%, 3/15/06 2                                 250,000          253,581
-------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 19.85%, 1/2/09 [BRR]                  2,231,957          452,193
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                     2,927,000          876,499
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                     4,619,000        1,383,174
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.80%, 1/3/08 [BRR]                  1,948,615          461,625
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 20.40%, 1/5/10 [BRR]                  2,480,096          435,466
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                    552,359,546          292,820
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07 [COP]                      3,860,150,000        1,804,751
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                      1,800,000,000          954,233
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                      1,200,000,000          636,156
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                      1,034,000,000          548,150
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                        927,000,000          480,996
Dominican Republic Credit Linked Nts., 19.163%, 3/10/06 [DOP]                                22,703,730          716,155
Dominican Republic Credit Linked Nts., 19.69%, 3/31/06 5,8 [DOP]                             17,740,000          558,125
Dominican Republic Unsec. Credit Linked Nts., 23.60%, 3/3/06 [DOP]                           42,662,900        1,352,277
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8%, 10/28/05 [EGP]                    3,970,000          645,809
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.407%, 2/9/06 [EGP]                  5,773,000          908,750
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%, 1/12/06 [EGP]                  4,530,000          730,423
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%, 12/29/05 [EGP]                 1,380,000          223,227
Peruvian Sol Credit Linked Nts., Series II, 2.33%, 4/13/05 [PEN]                              2,760,000          851,718
Ukraine Hryvnia Unsec. Credit Linked Nts., 7.50%, 5/6/05 1 [UAH]                              3,980,000          753,374
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman):
Russia (Government of) Linked Bonds, Series 24, 15%, 9/2/05 [RUR]                            22,279,000          845,677
Turkey (Republic of) Credit Linked Nts., Series EMG 7, 15%, 2/10/10 [TRY]                     3,014,000        2,228,466
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                         28,065,000        1,034,151
South African Rand Interest Bearing Linked Nts., Series FBi 43, 2.425%,
5/23/22                                                                                         825,000          816,173
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                                                2,195,000          522,481
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.:
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., 20%, 10/18/07                         352,000          396,672
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series EM 868,
27.50%, 8/25/05                                                                               2,125,000        1,999,200
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series EM 872,
25.85%, 10/20/05 2                                                                              396,000          428,034
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series EM 880, 20%,
10/18/07                                                                                      1,190,000        1,484,537


30           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series EMG 4,
18.70%, 7/6/06 [TRY]                                                                          1,909,191    $   1,147,646
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series NAS 316,
18.641%, 2/23/06                                                                                607,000          523,720
(Nassau Branch), Ukraine (Republic of) Credit Linked Nts., Series EMG 11,
11.94%, 12/30/09 [UAH]                                                                          661,000          157,339
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Botswana (Republic of) Credit Linked Nts., 10.75%, 6/1/05 1 [BWP]                             1,030,000          223,819
Brazil Real Credit Linked Nts., 9.638%, 3/3/10 [BRR]                                          4,580,760          823,507
European Investment Bank, Russian Federation Ruble Linked Nts., 5.65%, 1/19/10                  705,000          522,017
Indonesia (Republic of) Credit Linked Nts., 14.25%, 6/22/13 1                                   942,000        1,131,342
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                      820,000          759,320
Indonesia (Republic of) Credit Linked Nts., Series II, 14.25%, 6/22/13 1                        938,000        1,126,538
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/22/13 5                       873,600        1,049,194
Moscow (City of) Linked Nts., 10%, 5/27/05 [RUR]                                             13,440,000          490,754
Moscow (City of) Linked Nts., 15%, 9/2/05 [RUR]                                              30,255,000        1,144,526
Nigeria (Federal Republic of) Credit Linked Nts., 11%, 6/16/05 [NGN]                         92,000,000          675,151
Nigeria (Federal Republic of) Credit Linked Nts., 11%, 6/2/05 [NGN]                         113,390,000          831,612
Nigeria (Federal Republic of) Credit Linked Nts., 11.64%, 6/2/05 [NGN]                       67,783,000          497,126
Nigeria (Federal Republic of) Credit Linked Nts., 13%, 8/17/05 [NGN]                         64,290,000          457,286
Nigeria (Federal Republic of) Credit Linked Nts., 13.25%, 4/14/05 [NGN]                      51,440,000          385,200
OAO Gazprom I Credit Nts., 6.20%, 10/20/07                                                      790,000          854,340
OAO Gazprom II Credit Nts., 5.95%, 4/20/07                                                      790,000          845,037
Philippines (Republic of) Credit Linked Nts., 12%, 1/20/09 1 [PHP]                           23,740,000          449,414
Philippines (Republic of) Credit Linked Nts., 12.375%, 11/1/09 1 [PHP]                       46,230,000          901,063
Philippines (Republic of) Credit Linked Nts., 12.375%, 3/1/15 1 [PHP]                         8,110,000          148,318
Romania (The State of) Credit Linked Nts., 11.49%, 12/7/06 [ROL]                          7,886,400,000          295,959
Romania (The State of) Credit Linked Nts., 6%, 5/12/05 [ROL]                             15,800,000,000          555,442
Russian Federation Linked Nts., 8.40%, 12/2/09 [RUR]                                         19,221,000          708,236
Ukraine (Republic of) Credit Linked Nts., 11.70%, 5/31/06 [UAH]                               1,727,000          348,038
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                269,000           62,035
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                955,000          220,234
Ukraine (Republic of) Credit Linked Nts., 6.57%, 8/5/11                                       4,070,000        4,399,548
Videocon International Ltd. Credit Linked Nts, 4.86%, 12/29/09 1                              1,630,000        1,618,427
-------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-1, 7.75%, 12/29/09 7,14                                                             13,200,000       12,903,000
Series 3-3, 8%, 12/29/09 7,14                                                                12,700,000       12,350,750
-------------------------------------------------------------------------------------------------------------------------
Foundation RE Ltd. Catastrophe Linked Nts., 6.91%, 11/24/08 1,2                                 500,000          500,438
-------------------------------------------------------------------------------------------------------------------------
ING Bank NV:
Ukraine (Republic of) Credit Linked Nts., 11.89%, 12/30/09 [UAH]                              1,226,000          290,220
Ukraine (Republic of) Credit Linked Nts.-A, 11.89%, 12/30/09 [UAH]                               92,000           21,778
Ukraine (Republic of) Credit Linked Nts.-B, 11.89%, 12/30/09 [UAH]                            1,181,000          279,568
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Brazil (Federal Republic of) Credit Linked Nts., 15.89%, 1/2/15 8 [BRR]                      10,948,600          895,038
Brazil (Federal Republic of) Credit Linked Nts., 16.13%, 1/2/15 8 [BRR]                       3,693,700          301,957
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of) Treasury Bills Total Return Linked Nts., 13.99%,
4/4/05 [ROL]                                                                              4,670,000,000          187,555
Romania (The State of) Treasury Bills Total Return Linked Nts., 14.20%,
4/18/05 [ROL]                                                                             1,900,000,000           76,211


31           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
Romania (The State of) Treasury Bills Total Return Linked Nts., 14.80%,
5/23/05 [ROL]                                                                             1,387,000,000    $      55,477
Romania (The State of) Treasury Bills Total Return Linked Nts., 15%,
5/9/05 [ROL]                                                                              1,870,000,000           75,156
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.90%,
2/8/10 [ROL]                                                                              8,214,000,000          292,711
Romania (The State of) Treasury Bills Total Return Linked Nts., 8.59%,
4/21/05 [ROL]                                                                             1,642,000,000           57,634
Romania (The State of) Treasury Bills Total Return Linked Nts., 8.88%,
4/28/05 [ROL]                                                                             1,091,000,000           38,235
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 20%, 10/17/07                   1,260,000        1,555,596
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 22.419%, 5/26/05                1,261,309        1,347,330
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 24.20%, 8/25/05                 1,165,000        1,070,286
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (The State of) Treasury Bills Total Return Linked Nts., 6.50%,
3/8/10 [ROL]                                                                             22,283,000,000          788,951
Romania (The State of) Treasury Bills Total Return Linked Nts., 6.75%,
3/10/08 [ROL]                                                                            26,000,000,000          919,569
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.90%,
2/11/08 [ROL]                                                                            18,851,000,000          670,816
-------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Oak Capital Ltd. Catastrophe Linked Nts.,
7.76%, 6/15/07 1,2                                                                              250,000          258,233
-------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Pioneer 2002 Ltd. Sec. Catastrophe Linked Nts.:
Series 2002, Cl. A-A, 9.01%, 6/15/06 2,7                                                        250,000          253,638
Series 2002-1, Cl. E-A, 7.26%, 6/15/06 2                                                        750,000          757,281
Series 2003-II, Cl. A, 9.01%, 6/15/06 2,7                                                       500,000          507,180
Series 2003-II, Cl. B, 8.01%, 6/15/06 2,7                                                       500,000          511,486
Series 2003-II, Cl. C, 8.76%, 6/15/06 2,7                                                       500,000          506,988
-------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Redwood Capital V Catastrophe Linked Nts.,
6.71%, 1/9/07 1,2                                                                               750,000          751,575
-------------------------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                     4,792,700        1,197,432
OAO Gazprom III Credit Nts., 5.928%, 7/5/06                                                   1,980,000        2,052,628
                                                                                                           --------------
Total Structured Notes (Cost $90,153,634)                                                                     91,423,489

                                           DATE              STRIKE                     CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
-------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Put 1,4 (Cost $3,554)     4/07/05       11.19MXN                           9,700,000            3,434

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--15.2% 15
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 16.43% in joint repurchase agreement (Principal
Amount/Value $838,272,000, with a maturity value of $838,336,035) with UBS
Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $137,738,521 on 4/1/05, collateralized by Federal National Mortgage Assn., 4.50%--5%,
5/1/19--3/1/34, with a value of $857,182,684  (Cost $137,728,000)                        $  137,728,000      137,728,000


32           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Excluding Investments Purchased with Cash                                     $ 974,125,321
Collateral from Securities Loaned)  (Cost $960,284,770)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.8%
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.1%
Whitehawk CDO Funding Corp., 3.08%, 6/15/05  16                                           $   1,000,000        1,000,000
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.7%
Undivided interest of 1.32% in joint repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity value of $500,040,972) with Merrill
Lynch Securities/MLPFS, 2.95%, dated 3/31/05, to be repurchased at $6,576,552 on 4/1/05, collateralized by AA Asset-Backed Securities,
0.0%-7.76%, 6/15/09-1/25/45, with a value of $525,002,014  16                                 6,576,013        6,576,013
                                                                                                           --------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $7,576,013)                      7,576,013
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $967,860,783)                                                   108.6%     981,701,334
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                              (8.6)     (69,925,836)

                                                                                          -------------------------------
NET ASSETS                                                                                        100.0%   $ 911,775,498
                                                                                          ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP          Argentine Peso
AUD          Australian Dollar
BRR          Brazilian Real
BWP          Botswana Pula
CAD          Canadian Dollar
COP          Colombian Peso
DEM          German Mark
DOP          Dominican Republic Peso
EGP          Egyptian Pounds
EUR          Euro
FRF          French Franc
GBP          British Pound Sterling
ILS          Israeli Shekel
JPY          Japanese Yen
MXN          Mexican Nuevo Peso
NGN          Nigeria Naira
NOK          Norwegian Krone
NZD          New Zealand Dollar
PEN          Peruvian New Sol
PHP          Philippines Peso
PLZ          Polish Zloty
ROL          Romanian Leu
RUR          Russian Ruble
SEK          Swedish Krona
TRY          New Turkish Lira
UAH          Ukraine Hryvnia
ZAR          South African Rand

1. Illiquid or restricted and currency security. The aggregate value of illiquid or restricted and currency securities as of March 31, 2005 was $29,337,810, which represents 3.22% of the Fund's net assets, of which $145 is considered restricted. In addition, the Fund held restricted currency with a value of $884,410, which represents 0.10% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

4.  Non-income producing security.


33           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------


5. When-issued security or forward commitment to be delivered and settled after March 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,845,414 or 0.42% of the Fund's net assets as of March 31, 2005.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $82,604,293 or 9.06% of the Fund's net assets as of March 31, 2005.

8.  Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $1,932,261. See accompanying Notes to Quarterly Statement of Investments.

10. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes to Quarterly Statement of Investments.

11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

12. Interest or dividend is paid-in-kind.

13. Received as the result of issuer reorganization.

14. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

15. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

16. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $ 968,215,226
                                                      =============

Gross unrealized appreciation                         $  30,334,914
Gross unrealized depreciation                           (16,848,806)
                                                      -------------
Net unrealized appreciation                           $  13,486,108
                                                      =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured


34           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2005, the market value of these securities comprised 10.1% of the Fund's net assets and resulted in unrealized cumulative gains of $1,269,855.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2005, the Fund had purchased $85,896,187 of securities on a when-issued basis or forward commitment and sold $16,873,311 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2005, securities with an aggregate market value of $4,822,823, representing 0.53% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities


35           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                        CONTRACT
                                         EXPIRATION       AMOUNT           VALUATION AS OF           UNREALIZED        UNREALIZED
CONTRACT DESCRIPTION                          DATES       (000S)            MARCH 31, 2005         APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Argentine Peso (ARP)                         2/2/06        3,375ARP       $      1,107,374        $          --     $      13,888

Australian Dollar (AUD)                     4/26/05        3,820AUD              2,943,983                   --             7,635

Brazilian Real (BRR)                4/4/05 - 3/7/06       20,073BRR              6,940,600              481,360             4,907

British Pound Sterling (GBP)                 7/6/05          370GBP                695,889                7,356                --

Chilian Peso (CLP)                4/28/05 - 4/29/05    3,063,070CLP              5,226,231                6,444                --

Czech Koruna (CZK)                          4/22/05       31,700CZK              1,368,551              103,562                --

Dominican Republic Peso (DOP)               4/15/05       14,818DOP                558,125               36,357                --

Hungary Forints (HUF)                       4/11/05      217,610HUF              1,138,350                   --             5,822

Indian Rupee (INR)              11/09/05 - 12/20/05       43,280INR                979,911               21,052             1,465

Japanese Yen (JPY)                 5/16/05 - 7/5/05        6,439JPY             60,377,498                6,937         1,022,806

New Zealand Dollar (NZD)                    4/26/05        4,130NZD              2,930,184                   --             8,064

Norwegian Krone (NOK)                       4/21/05       18,640NOK              2,942,967                   --             9,390

Polish Zloty (PLZ)                4/25/05 - 9/21/05       14,480PLZ              4,549,983                   --           115,362

Russian Ruble (RUR)                        10/27/05       28,475RUR              1,017,304               41,799                --

Slovakia Koruna (SKK)                       6/21/05       24,050SKK                806,617                   --            37,687

South African Rand (ZAR)                    4/11/05        5,670ZAR                906,378                   --             9,128

South Korean Won (KRW)            6/28/05 - 6/29/05    4,328,000KRW              4,253,413               11,007             4,890


36           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

Swiss Franc (CHF)                           4/25/05        3,670CHF              3,072,031                   --            22,874

Thailand Baht (THB)                         8/31/05       42,800THB              1,095,176                   --            19,989
                                                                                                  -------------------------------
                                                                                                        715,874         1,283,907
                                                                                                  -------------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)                      6/3/05        8,400AUD              8,454,175              100,135                --

British Pound Sterling (GBP)       4/26/05 - 6/8/05       11,405GBP             21,506,381                   --           331,576

Canadian Dollar (CAD)                        8/1/05          355CAD                294,108                   --             6,659

Euro (EUR)                                                90,125EUR            117,041,004            1,039,428           229,200

Japanese Yen (JPY)                4/21/05 - 6/29/05    1,173,000JPY             10,977,334              239,533                --

Swiss Franc (CHF)                           4/21/05        3,490CHF              2,920,675                  707                --

Turkish Lira (TRY)                  6/21/05 -2/8/06       12,897TRY              9,023,841                   --           169,915
                                                                                                  -------------------------------
                                                                                                      1,379,803           737,350
                                                                                                  -------------------------------
Total unrealized appreciation and depreciation                                                    $   2,095,677     $   2,021,257
                                                                                                  ===============================

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                  UNREALIZED
                                      EXPIRATION  NUMBER OF  VALUATION AS OF    APPRECIATION
CONTRACT DESCRIPTION                       DATES  CONTRACTS   MARCH 31, 2005  (DEPRECIATION)
--------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
NASDAQ 100 Index                         6/17/05        100   $    2,982,000    $     25,969


37           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

Nikkei 225 Index                          6/9/05          5          290,000          (5,126)
U.S. Long Bonds                          6/21/05        295       32,855,625        (116,226)
U.S. Treasury Nts., 10 yr.               6/21/05        206       22,508,719          84,230
United Kingdom Long Gilt                 6/28/05          2          415,934           3,793
                                                                                ------------
                                                                                      (7,360)
                                                                                ------------

CONTRACTS TO SELL
CAC-40 10 Index                          6/17/05         22        1,140,311           2,175
DAX Index                                6/17/05         22        3,110,295           1,505

Euro-Bundesobligation, 10 yr.             6/8/05         15        2,306,301         (27,808)
FTSE 100 Index                           6/17/05         28        2,599,354          38,886

Japan (Government of) Bonds, 10 yr.       6/9/05          6        7,800,616        (101,278)

Japan (Government of) Bonds, 10 yr.       6/8/05         18        2,340,017         (10,549)
Nikkei 225 Index                          6/9/05         17        1,845,379          42,615

Standard & Poor's 500 Index              6/16/05         40       11,839,000         289,350
U.S. Treasury Nts., 10 yr.               6/21/05         82        8,959,781          29,807
U.S. Treasury Nts., 2 yr.                6/30/05        360       74,480,625         177,564
U.S. Treasury Nts., 5 yr.                6/21/05        155       16,599,531         100,016
                                                                                ------------
                                                                                     542,283
                                                                                ------------
                                                                                $    534,923
                                                                                ============

OPTION ACTIVITY The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended March 31, 2005 was as follows:


38           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                         CALL OPTIONS                PUT OPTIONS
                                  -------------------------    ------------------------
                                  PRINCIPAL/                   PRINCIPAL/
                                   NUMBER OF      AMOUNT OF     NUMBER OF     AMOUNT OF
                                   CONTRACTS       PREMIUMS     CONTRACTS      PREMIUMS
---------------------------------------------------------------------------------------
Options outstanding as of
December 31, 2004                        945   $      2,661     2,325,000   $     5,357
Options written                        1,190            935            --            --
Options closed or expired             (2,135)        (3,595)   (2,325,000)       (5,357)
                                  -----------------------------------------------------
Options outstanding as of
March 31, 2005                            --   $         --            --   $        --
                                  =====================================================

CREDIT SWAP CONTRACTS. The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.

During the period ended March 31, 2005, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                     UNREALIZED
                                      EXPIRATION        NOTIONAL   APPRECIATION
CONTRACT DESCRIPTION                       DATES          AMOUNT (DEPRECIATION)
-------------------------------------------------------------------------------
Deutsche Bank AG:

Peru (Republic of) Credit Nts.           2/20/15     $   820,000     $   13,597

United Mexican States Credit
Bonds                                    9/20/13       1,235,000        (50,112)
-------------------------------------------------------------------------------
JPMorgan Chase Bank:

Jordan (Kingdom of) Credit Nts.           6/6/06         250,000         (2,184)

Russian Federation Credit
Bonds                                    10/9/13         730,000        (33,729)
-------------------------------------------------------------------------------
Lehman Brothers Special Financing,
Inc.:

Brazil (Federal Republic of) Credit
Bonds                                    8/20/09       3,000,000       (268,662)

General Motors Corp. Credit
Bonds                                    6/20/10       1,300,000         (7,352)

General Motors Corp. Credit
Bonds                                    6/20/06       1,300,000        (18,392)

Turkey (Republic of) Credit Bonds       11/11/09         580,000        (12,656)

Turkey (Republic of) Credit Bonds       11/11/06       1,270,000         15,704
------------------------------------------------------------------------------

Morgan Stanley Capital Services, Inc.:


39           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

Brazil (Federal Republic of) Credit
Bonds                                    8/20/09       1,220,000         (108,923)

Brazil (Federal Republic of) Credit
Bonds                                    8/20/09       1,220,000         (106,610)

Hungary (Republic of) Credit
Bonds                                    12/2/13       1,880,000          (47,186)

Turkey (Republic of) Credit Bonds        2/20/15       1,560,000           46,780
---------------------------------------------------------------------------------
UBS AG:

Brazil (Federal Republic of) Credit
Bonds                                   10/20/09         900,000          (27,768)

Brazil (Federal Republic of) Credit
Bonds                                    4/20/10       3,055,000          (80,351)

Russian Federation Credit
Bonds                                    11/4/14       1,530,000          (49,599)
                                                                   --------------
                                                                   $     (737,443)
                                                                   ==============

INTEREST RATE SWAP CONTRACTS. The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of March 31, 2005, the Fund had entered into the following interest rate swap agreements:

                                                           RATE            RATE
                                                        PAID BY     RECEIVED BY                                        UNREALIZED
                    SWAP             NOTIONAL       THE FUND AT     THE FUND AT           FLOATING    TERMINATION    APPRECIATION
            COUNTERPARTY               AMOUNT     MAR. 31, 2005   MAR. 31, 2005         RATE INDEX          DATES  (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.                  1,407,000,000KRW         3.6300%         4.3400%     3-Month KWCDC        2/17/10    $     13,762

Citigroup Global Markets
Holdings, Inc.                      1,260,000PLZ         5.9000          5.5200       6-Month WIBO        3/24/10             699

Citigroup Global Markets
Holdings, Inc.                      2,016,000PLZ         5.9000          5.5500       6-Month WIBO        3/24/10           1,946

Deutsche Bank AG                1,444,000,000KRW         3.5500          4.3100              KWCDC         3/4/10          10,767

Deutsche Bank AG                1,156,000,000KRW         3.5500          4.2700              KWCDC         3/4/10           6,537


40           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

Deutsche Bank AG                   11,110,000            4.8160          2.9588    3-Month BBA LIBOR       3/18/15        153,275

Deutsche Bank AG                    8,110,000EUR         2.1340          3.8300      3-Month EURIBOR        3/8/15         70,765

Deutsche Bank AG                1,156,000,000KRW         3.5500          4.2700                KWCDC        3/4/10          6,582

Deutsche Bank AG                  578,000,000KRW         3.5500          4.2800                KWCDC        3/4/10          3,549

Deutsche Bank AG                    3,290,000CAD         3.4750          2.5900         3-Month CDOR       1/28/07         17,464

Deutsche Bank AG                1,444,000,000KRW         3.5500          4.1728                KWCDC        3/4/10          6,371

Deutsche Bank AG                   74,350,000INR         4.8800          4.9716                  IRS       1/15/09         77,916

Deutsche Bank AG                    3,185,000            3.1025          2.9400   3-Month LIBOR flat        3/4/08        117,347

Deutsche Bank AG                   55,240,000TWD         2.5900          1.1900          90-Day CPTW       8/19/09         (1,005)
                                                                                   Three-Month LIBOR
Deutsche Bank AG                   10,000,000            2.7944          5.3200                  BBA       5/12/14        415,111

Goldman Sachs Capital Markets
LP                                    651,592BRR        18.6900         16.2800                 BZDI        1/4/10         (8,055)

Goldman Sachs Capital Markets
LP                                  1,682,090BRR        18.2500         17.7200                 BZDI        1/2/07         (7,939)

Goldman Sachs Capital Markets
LP                                    436,214BRR        18.7000         16.1500                 BZDI        1/4/10         (7,310)

Goldman Sachs Capital Markets
LP                                    564,716BRR        18.7000         16.2500                 BZDI        1/4/10         (6,324)

Goldman Sachs Capital Markets
LP                                  9,160,000MXN         9.7200         10.2200             MXN TIIE       1/30/15        (44,399)

Goldman Sachs Group, Inc.
(The)                              11,510,000MXN         9.7200          9.7400             MXN TIIE        1/5/10        (33,541)

Goldman Sachs Group, Inc.
(The)                               4,100,000MXN         9.7900         10.8500             MXN TIIE        3/5/15         (5,704)

Goldman Sachs Group, Inc.
(The)                               7,801,000BRR        18.6300         18.0000                 BZDI        1/2/07        (21,494)

Goldman Sachs Group, Inc.
(The)                               1,314,230BRR        18.2500         17.1700                 BZDI        1/2/08         (9,438)

Goldman Sachs Group, Inc.
(The)                               1,606,280BRR        18.2500         17.1700                 BZDI        1/2/08        (11,535)

Goldman Sachs Group, Inc.
(The)                              23,010,000MXN         9.8200          9.8400             MXN TIIE      12/31/09        (58,957)


41            |             OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                   Six-Month LIBOR
JPMorgan Chase Bank               245,400,000HUF         8.8800          7.0000               flat        7/14/08         26,486

JPMorgan Chase Bank                14,620,000MXN         9.7150         10.8800    28-Day MXN TIIE       11/16/14        (20,492)

                                                                                 Three-Month LIBOR
JPMorgan Chase Bank                 6,625,000            3.0520          2.9700               flat        3/10/08        255,578

JPMorgan Chase Bank                25,000,000            4.2400          2.6925  Three-Month LIBOR        7/23/09        308,827

                                                                                 Three-Month LIBOR
JPMorgan Chase Bank                 1,820,000            2.7300          4.9400                BBA        4/30/14         27,048

                                                                                 Three-Month LIBOR
JPMorgan Chase Bank                50,000,000              2.21          4.0725                BBA         5/6/09       (389,188)

                                                                                 Three-Month LIBOR
JPMorgan Chase Bank                35,000,000              2.21           4.985                BBA         5/6/14        604,626

Morgan Stanley Capital                                                           Three-Month LIBOR
Services, Inc.                     13,000,000            3.8200          2.7706               flat       11/10/08        216,874

Morgan Stanley Capital                                                           Three-Month LIBOR
Services, Inc.                     22,000,000            2.3200          2.7700               flat       11/10/05        166,546

Morgan Stanley Capital
Services, Inc.                      1,760,273BRR        18.6800         16.8800               BZDI         1/2/08        (16,037)
                                                                                                                    ------------
                                                                                                                    $  1,866,658
                                                                                                                    ============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies.- Index abbreviations and currencies are as follows:

BBA           Canada Bankers Acceptances Rate
BRR           Brazilian Real
BZDI          Commercial Mortgage Backed Securities Markets
CAD           Canadian Dollar
CDOR          Bloomberg Taiwan Secondary Commercial Papers
CPTW          French Franc/Austrian Schilling
EUR           Euro
EURIBOR       India Swap Composites
HUF           Hungary Forints
INR           Indian Rupee
IRS           South Korean Won-3 Months
KRW           South Korean Won
KWCDC         London-Interbank Offered Rate British Bankers


42           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

              Association

LIBOR         Mexican Peso-Interbank Equilibrium Interest Rate
LIBOR BBA     Mid Market Interest Rate for FRAS and IRS
MXN           Mexican Nuevo Peso
MXN TIIE      Mumbai Interbank Forward Offer Rate
PLZ           Polish Zloty
TWD           New Taiwan Dollar
WIB0          Poland Warsah Interbank Offer Bid Rate

SWAPTION TRANSACTIONS. The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the period ended March 31, 2005 was as follows:

                                                    CALL SWAPTIONS                           PUT SWAPTIONS
                                ----------------------------------     -----------------------------------
                                   NOTIONAL              AMOUNT OF        NOTIONAL               AMOUNT OF
                                     AMOUNT               PREMIUMS          AMOUNT                PREMIUMS
----------------------------------------------------------------------------------------------------------
Swaptions outstanding as of
December 31, 2004                6,670,000        $        66,002       8,240,000              $    28,460
Swaptions written               19,150,000                112,572              --                       --
Swaptions closed or expired     (8,790,000)               (73,988)     (8,240,000)                 (28,460)
                                --------------------------------------------------------------------------
Swaptions outstanding as of
March 31, 2005                  17,030,000        $       104,586              --              $        --
                                ==========================================================================

As of March 31, 2005, the Fund had entered into the following swaption contracts:

                                  NOTIONAL          EXPIRATION        EXERCISE        PREMIUM
SWAPTIONS                           AMOUNT               DATES      PRICE/RATE        RECEIVED         VALUE
-------------------------------------------------------------------------------------------------------------
British Pound Sterling           8,790,000  GBP        6/29/05           5.12GBP     $ 78,247     $   (93,021)
Deutsche Bank AG                 8,240,000  AUD         5/3/05          5.755AUD       26,336            (582)
                                                                                     ------------------------
                                                                                     $104,583     $   (93,603)
                                                                                     ========================

Notional amount and exercise price are denoted in the following currencies :

AUD           Australian Dollar
GBP           British Pound Sterling

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY. As of March 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities and currency is as follows:


43           |            OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                   UNREALIZED
                                 ACQUISITION               VALUATION AS OF       APPRECIATION
SECURITY                               DATES       COST     MARCH 31, 2005     (DEPRECIATION)
---------------------------------------------------------------------------------------------
Geotek Communications,
Inc., Series B, Escrow
Shares                                1/4/01   $    840    $            --     $         (840)

Prandium, Inc.               3/19/99-9/25/02    284,000                145           (283,855)
CURRENCY
Argentine Peso                       6/25/04     73,019             74,059              1,040
Russian Ruble                        3/11/05    822,747            810,351            (12,396)

SECURITIES LENDING. The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of March 31, 2005, the Fund had on loan securities valued at $24,222,187. Collateral of $24,752,832 was received for the loans, of which $7,576,013 was received in cash and subsequently invested in approved instruments.


44           |            OPPENHEIMER STRATEGIC BOND FUND/VA



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Bond Fund/VA


By:   /s/John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005